RELATED PARTIES	6 Months Ended
Jun. 30, 2023
RELATED PARTIES
RELATED PARTIES

11.RELATED PARTIES

The Company’s commercial and financial transactions with the controlling shareholder and Companies owned by the controlling shareholder Suzano Holding S.A. (“Suzano Group”) were carried out at specific prices and conditions, as well as the corporate governance practices adopted by the Company, and those recommended and/or required by the applicable legislation.

The transactions refers mainly to:

Assets: (i) accounts receivable from the sale of pulp, paper, tissue and other products; (ii) dividends receivable; (iii) reimbursement for expenses; and (iv) social services;

Liabilities: (i) loan agreements;(ii) reimbursement for expenses; (iii) social services; (iv) real estate consulting; and (v) dividends payable.

Amounts in the statements of income: (i) sale of pulp, paper, tissue and other products; (ii) loan charges and exchange variation; (iii) social services and (viii) real estate consulting.

For the six-month period ended June 30, 2023, there were no material changes in the terms of the agreements, deals and transactions entered into, nor were there any new contracts, agreements or transactions of any different nature entered into between the Company and its related parties.

11.1.Balances recognized in assets and liabilities and amounts of transactions during the period

	Assets		Liabilities		Sales (purchases), net
	June 30,	December 31,	June 30,	December 31,	June 30,	June 30,
	2023	2022	2023	2022	2023	2022
Transactions with controlling shareholders
Suzano Holding		5			22	30
		5			22	30

Transactions with companies of the Suzano Group and other related parties
Management (expect compensation - Note 11.2)			(4)	(5)	(810)	(15)
Bexma Participações Ltda		1			4	4
Bizma Investimentos Ltda		1			3	4
Civelec Participações Ltda	4,575				4,825
Fundação Arymax					1	1
Ibema Companhia Brasileira de Papel (1)	73,564	106,940	(12,033)	(3,705)	108,105	90,916
Instituto Ecofuturo - Futuro para o Desenvolvimento Sustentável		3	(1,124)	(66)	(3,959)	(2,267)
IPLF Holding S.A.		23			2	2
Nemonorte Imóveis e Participações Ltda					(88)	(105)
	78,139	106,968	(13,161)	(3,776)	108,083	88,540
	78,139	106,973	(13,161)	(3,776)	108,105	88,570

Assets
Trade accounts receivable (Note 7)	73,564	99,608
Dividends receivable		7,334
Other assets	4,575	31
Liabilities
Trade accounts payable (Note 17)			(13,161)	(3,776)
	78,139	106,973	(13,161)	(3,776)

1) Refers mainly to the sale of pulp.

11.2.Management compensation

Expenses related to the compensation of key management personnel, which include the Board of Directors, Fiscal Council and Board of Statutory Executive Officers, recognized in the statement of income for the period, are set out below:

	June 30,	June 30,
	2023	2022
Short-term benefits
Salary or compensation	23,822	24,741
Direct and indirect benefits	1,194	464
Bonus	4,724	3,516
	29,740	28,721
Long-term benefits
Share-based compensation plan	12,407	25,726
	12,407	25,726
	42,147	54,447

Short-term benefits include fixed compensation (salaries and fees, vacation pay, mandatory bonus and “13th month’s salary” bonus), payroll charges (Company’s share of contributions to social security – “INSS”) and variable compensation such as profit sharing, bonuses and benefits (company car, health plan, meal voucher, market voucher, life insurance and private pension plan).

Long-term benefits include the stock option plan and phantom shares for executives and key members of Management, in accordance with the specific regulations disclosed in Note 22.